ETFMG Prime Cyber Security ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Canada - 1.0%
Software - 1.0% (d)
Absolute Software Corp.	281,122	$2,935,794
BlackBerry, Ltd. (a)(b)	3,091,040	10,067,567
Total Software		13,003,361

Cayman Islands - 0.0% (f)
Software - 0.0% (d)(f)
Arqit Quantum, Inc. (a)(b)	135,263	488,299

Finland - 0.2%
Software - 0.2% (d)
F-Secure Oyj (a)	604,270	1,830,553
WithSecure Oyj (a)	594,585	873,875
Total Software		2,704,428

Germany - 0.1%
IT Services - 0.1%
Secunet Security Networks AG	8,521	1,791,418

Isle Of Man - 0.2%
Software - 0.2% (d)
Kape Technologies PLC (a)	881,607	2,931,016

Israel - 7.0%
Communications Equipment - 0.3%
Radware, Ltd. (a)	197,398	3,898,611
Software - 6.7% (d)
Allot Communications, Ltd. (a)(b)	193,135	664,384
Check Point Software Technologies, Ltd. (a)	495,345	62,492,725
Cognyte Software, Ltd. (a)	360,186	1,120,179
CyberArk Software, Ltd. (a)	217,673	28,221,304
Total Software		92,498,592
Total Israel		96,397,203

Japan - 1.6%
Software - 1.6% (d)
Cyber Security Cloud, Inc. (a)	29,628	386,491
Digital Arts, Inc.	44,892	1,905,276
Trend Micro, Inc.	412,132	19,281,397
Total Software		21,573,164

Sweden - 0.0% (f)
Electronic Equipment, Instruments & Components - 0.0% (f)
Fingerprint Cards AB - Class B (a)(b)	1,782,002	500,710

United Kingdom - 6.5%
Aerospace & Defense - 5.9%
BAE Systems PLC	6,672,288	69,049,259
QinetiQ Group PLC	2,748,158	11,860,975
Total Aerospace & Defense		80,910,234
IT Services - 0.3%
NCC Group PLC	1,636,741	3,957,495
Software - 0.3% (d)
Darktrace PLC (a)	1,416,816	4,431,190
Total United Kingdom		89,298,919

United States - 82.7%
Aerospace & Defense - 1.9%
Parsons Corp. (a)(b)	557,841	25,800,146
Communications Equipment - 12.9%
Cisco Systems, Inc.	1,333,130	63,510,313
F5 Networks, Inc. (a)	325,716	46,743,503
Juniper Networks, Inc.	1,739,072	55,580,741
NetScout Systems, Inc. (a)(b)	376,376	12,235,984
Total Communications Equipment		178,070,541
IT Services - 17.6%
Akamai Technologies, Inc. (a)(b)	699,754	58,989,262
Cerberus Cyber Sentinel Corp. (a)	313,606	799,695
Cloudflare, Inc. - Class A (a)(b)	1,344,836	60,800,036
Okta, Inc. (a)(b)	816,811	55,812,696
VeriSign, Inc. (a)	325,577	66,886,539
Total IT Services		243,288,228
Professional Services - 14.5%
Booz Allen Hamilton Holding Corp.	623,367	65,154,319
CACI International, Inc. - Class A (a)	125,582	37,748,693
Leidos Holdings, Inc.	607,564	63,909,657
Science Applications International Corp.	297,541	33,006,223
Total Professional Services		199,818,892
Software - 35.8% (d)
A10 Networks, Inc. (b)	366,853	6,100,765
CommVault Systems, Inc. (a)	239,286	15,036,732
Crowdstrike Holdings, Inc. - Class A (a)	537,509	56,594,323
Everbridge, Inc. (a)(b)	213,749	6,322,695
ForgeRock, Inc. - Class A (a)(b)	225,319	5,130,514
Fortinet, Inc. (a)(b)	1,202,770	58,803,425
Gen Digital, Inc.	2,803,728	60,083,891
KnowBe4, Inc. - Class A (a)	438,696	10,870,887
LiveRamp Holdings, Inc. (a)(b)	349,853	8,200,554
N-able, Inc. (a)(b)	326,443	3,355,834
OneSpan, Inc. (a)(b)	189,885	2,124,813
Palo Alto Networks, Inc. (a)(b)	373,505	52,118,888
Qualys, Inc. (a)(b)	185,926	20,866,475
Rapid7, Inc. (a)(b)	316,394	10,751,068
SecureWorks Corp. - Class A (a)(b)	51,700	330,363
SentinelOne, Inc. - Class A (a)(b)	1,095,955	15,989,984
SolarWinds Corp. (a)(b)	221,608	2,074,251
Splunk, Inc. (a)	728,202	62,690,910
Sumo Logic, Inc. (a)	606,740	4,914,594
Telos Corp. (a)	225,546	1,148,029
Tenable Holdings, Inc. (a)	601,292	22,939,290
Varonis Systems, Inc. (a)(b)	588,725	14,094,077
ZeroFox Holdings, Inc. (a)(b)	439,819	2,190,299
Zscaler, Inc. (a)(b)	461,212	51,609,623
Total Software		494,342,284
Total United States		1,141,320,091
TOTAL COMMON STOCKS (Cost $1,635,296,724)		1,370,008,609

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.0%
ETFMG Sit Ultra Short ETF (e)	850,000	41,089,000
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	151,366,162	151,366,162
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $193,700,314)		192,455,162

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.08% (c)	9,994,937	9,994,937
TOTAL SHORT-TERM INVESTMENTS (Cost $9,994,937)		9,994,937

Total Investments (Cost $1,838,991,975) - 114.0%		1,572,458,708
Liabilities in Excess of Other Assets - (14.0)%		(192,667,261)
TOTAL NET ASSETS - 100.0%		$1,379,791,447

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2022 the Fund had a significant portion of its assets in the Software Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended December 31, 2022 is set forth below.
(f)	Amount is less than 0.05%.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 40,863,750	$ -	$ -	$ -	$ 225,250	$ -	$ 41,089,000	850,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,370,008,609	$-	$-	$1,370,008,609
Short-Term Investments	9,994,937	-	-	9,994,937
ETFMG Sit Ultra Short ETF**	41,089,000	-	-	41,089,000
Investments Purchased with Securities Lending Collateral*	-	-	-	151,366,162
Total Investments in Securities	$1,421,092,546	$-	$-	$1,572,458,708

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.